UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2007

                               USAA VIRGINIA BOND FUND



[LOGO OF USAA]
    USAA(R)

                             USAA VIRGINIA BOND Fund


                      3RD QUARTER Portfolio of Investments


                                DECEMBER 31, 2007

                                                                      (Form N-Q)

48464-0208                           (copyright)2008, USAA. All rights reserved.

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS

USAA VIRGINIA BOND FUND
DECEMBER 31, 2007 (UNAUDITED)


CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)       Principal and interest payments are insured by one of the following:
            AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Inc., MBIA Insurance Corp., or Radian Asset Assurance, Inc.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Merrill Lynch & Co. or Societe Generale.

(NBGA)      Principal  and  interest   payments  are  guaranteed  by  a  nonbank
            guarantee agreement by Merrill Lynch & Co.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA            Economic Development Authority
IDA            Industrial Development Authority/Agency
PRE            Prerefunded to a date prior to maturity

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)

USAA VIRGINIA BOND FUND
DECEMBER 31, 2007 (UNAUDITED)

 PRINCIPAL                                                COUPON           FINAL       MARKET
    AMOUNT     SECURITY                                     RATE        MATURITY        VALUE
 ---------------------------------------------------------------------------------------------

               FIXED-RATE INSTRUMENTS (96.0%)

               VIRGINIA (94.7%)

$    3,305     Abingdon Town IDA                            5.25%      7/01/2016      $ 3,371
     1,360     Abingdon Town IDA                            5.38       7/01/2028        1,369
     2,500     Albemarle County IDA                         5.00       1/01/2031        2,203
     5,755     Alexandria IDA (INS) (PRE)                   5.90      10/01/2020        6,232
     2,505     Alexandria IDA  (PRE)                        5.88       1/01/2023        2,598
    12,480     Alexandria IDA (INS) (PRE)                   5.90      10/01/2030       13,513
     1,000     Amherst IDA                                  5.00       9/01/2026          961
     2,000     Amherst IDA                                  4.75       9/01/2030        1,780
     5,310     Bedford County EDA (INS)                     5.25       5/01/2031        5,608
     8,065     Biotechnology Research Park Auth.            5.00       9/01/2021        8,453
     1,390     College Building Auth.  (PRE)                5.80       4/01/2016        1,483
     6,215     College Building Auth.  (PRE)                5.00       9/01/2019        6,517
     1,000     College Building Auth.  (PRE)                6.00       4/01/2020        1,071
     6,530     College Building Auth.                       5.00       9/01/2020        6,773
     5,000     College Building Auth.                       5.00       6/01/2029        4,708
    15,000     College Building Auth.                       5.00       6/01/2036       13,677
     5,400     Commonwealth Housing Dev. Auth.              4.60       4/01/2028        5,325
     4,005     Commonwealth Port Auth.                      5.00       7/01/2030        4,166
     1,740     Fairfax                                      4.75       1/15/2030        1,775
    11,145     Fairfax (INS)                                4.75       1/15/2035       11,342
     1,255     Fairfax                                      4.75       1/15/2036        1,276
     7,100     Fairfax County EDA                           5.00      10/01/2027        6,687
    12,700     Fairfax County EDA (INS)                     5.00       4/01/2029       13,164
     7,980     Fairfax County EDA                           5.00       1/15/2030        8,284
     6,150     Fairfax County EDA                           5.00       4/01/2032        6,336
     5,000     Fairfax County EDA                           5.00       1/15/2035        5,178
     5,750     Fairfax County EDA                           4.88      10/01/2036        5,169
     7,500     Fairfax County EDA                           5.13      10/01/2037        6,900
     2,000     Fairfax County Redevelopment and Housing
                    Auth.                                   6.00      12/15/2028        2,063
     5,235     Fairfax County Water Auth.  (PRE)            5.63       4/01/2025        5,571
     1,000     Fairfax County Water Auth.  (PRE)            5.75       4/01/2030        1,067
     5,770     Farms of New Kent Community Dev. Auth.       5.45       3/01/2036        5,137
    12,275     Fauquier County IDA (INS)                    5.25      10/01/2025       12,316
     6,195     Frederick County IDA (INS)                   4.75       6/15/2036        6,249
     2,500     Fredericksburg City EDA                      5.25       6/15/2023        2,677
     7,500     Front Royal & Warren County IDA (INS)        5.00       4/01/2029        7,704
     7,965     Galax IDA (INS)                              5.75       9/01/2020        7,975
     9,030     Hampton (INS)                                5.25       1/15/2023        9,583
     1,255     Hampton Redevelopment and Housing Auth.      6.00       1/20/2026        1,269
    12,185     Hanover County IDA (INS)                     6.38       8/15/2018       14,171
    10,000     Harrisonburg IDA (INS)                       4.50       8/15/2039        9,699
    10,000     Henrico County                               5.00       5/01/2036       10,460
     3,200     Henrico County EDA                           5.00      10/01/2027        3,021
     9,750     Henrico County EDA                           5.60      11/15/2030        9,927
     5,170     Henrico County EDA                           5.00      10/01/2035        4,705
     4,105     Housing Dev. Auth.                           4.50       1/01/2039        3,817
     3,500     Isle of Wight County IDA                     5.85       1/01/2018        3,601
     1,000     King George County IDA (INS)                 5.00       3/01/2032        1,034

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)
                            (continued)

USAA VIRGINIA BOND FUND
DECEMBER 31, 2007 (UNAUDITED)

 PRINCIPAL                                                COUPON           FINAL        MARKET
    AMOUNT     SECURITY                                     RATE        MATURITY         VALUE
 ----------------------------------------------------------------------------------------------

 $   5,000     Lewistown Commerce Center Community Dev.
                    Auth.                                   5.75%      3/01/2017      $ 4,959
     1,545     Lynchburg  (PRE)                             5.75       6/01/2030        1,654
     5,000     Marquis Community Dev. Auth.                 5.63       9/01/2018        4,976
     2,440     Montgomery County IDA (INS) (PRE)            5.50       1/15/2022        2,630
     3,170     Newport News  (PRE)                          5.75       5/01/2018        3,415
     6,750     Newport News  (PRE)                          5.75       5/01/2020        7,273
     5,245     Newport News EDA                             5.00       7/01/2031        5,506
     1,850     Norfolk Redevelopment and Housing Auth.      5.50      11/01/2019        1,952
     5,000     Peninsula Town Center Community Dev.
                    Auth.                                   6.45       9/01/2037        4,970
     2,815     Powhatan County EDA (INS)                    5.00       3/15/2032        2,919
     1,210     Prince William County IDA                    5.50      10/01/2017        1,290
     1,695     Prince William County IDA                    5.00      10/01/2018        1,742
     1,350     Prince William County IDA                    5.50      10/01/2019        1,425
     3,370     Prince William County IDA                    4.88       1/01/2020        3,200
     3,985     Prince William County IDA                    5.38      10/01/2023        4,122
     1,620     Prince William County (INS)                  5.00       9/01/2024        1,697
     8,000     Prince William County IDA                    5.13       1/01/2026        7,431
     7,500     Prince William County IDA                    5.50      10/01/2033        7,660
     4,000     Prince William County Service Auth. (INS)
                    (PRE)                                   5.60       7/01/2024        4,191
     4,645     Public School Auth.  (PRE)                   6.00       8/01/2019        4,903
    10,585     Public School Auth.  (PRE)                   5.50       8/01/2020       11,313
     5,310     Rappahannock Regional Jail Auth. (INS)       4.75      12/01/2031        5,354
     6,280     Rappahannock Regional Jail Auth. (INS)       4.50      12/01/2036        6,105
     1,790     Resources Auth.  (PRE)                       5.63      10/01/2022        1,909
     3,700     Resources Auth.                              5.00      11/01/2031        3,887
     3,945     Resources Auth.                              4.75      11/01/2035        4,013
    11,135     Resources Auth.                              5.00      11/01/2035       11,439
     2,000     Resources Auth.                              4.38      11/01/2036        1,911
     2,150     Reynolds Crossing Community Dev. Auth.       5.10       3/01/2021        1,992
     5,000     Richmond (INS)                               4.50       1/15/2033        4,974
     6,295     Richmond Convention Center Auth.  (PRE)      6.13       6/15/2020        6,798
    14,750     Richmond Convention Center Auth.  (PRE)      6.13       6/15/2025       15,928
     1,500     Small Business Financing Auth.               5.25       9/01/2027        1,486
    15,000     Small Business Financing Auth.               5.25       9/01/2037       14,485
     6,345     Spotsylvania County EDA (INS)                5.00       2/01/2031        6,592
     7,400     Stafford County and City of Stauton IDA
                    (INS)                                   5.25       8/01/2031        7,826
    16,155     Stafford County and City of Stauton IDA
                    (INS)                                   5.25       8/01/2036       17,015
    10,000     Tobacco Settlement Financing Corp.           5.00       6/01/2047        8,320
    10,850     University of Virginia                       5.00       6/01/2027       11,269
    10,395     Virginia Beach  (PRE)                        5.50       8/01/2025       11,013
     1,000     Virginia Beach Dev. Auth.                    6.15       7/01/2027        1,002
     5,000     Watkins Centre Community Dev. Auth.          5.40       3/01/2020        4,833
                                                                                    ----------
                                                                                      515,344
                                                                                    ----------
               PUERTO RICO (1.3%)

     6,180     Commonwealth  (PRE)                          5.25       7/01/2032        6,933
                                                                                    ----------
               Total Fixed-Rate Instruments (cost: $516,418)                          522,277
                                                                                    ----------

4
  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)
                            (continued)

USAA VIRGINIA BOND FUND
DECEMBER 31, 2007 (UNAUDITED)

 PRINCIPAL                                                COUPON           FINAL        MARKET
    AMOUNT     SECURITY                                     RATE        MATURITY         VALUE
 ---------------------------------------------------------------------------------------------

               VARIABLE-RATE DEMAND NOTES (2.7%)

               VIRGINIA (2.3%)

$  12,800      Harrisonburg Redevelopment and Housing
                    Auth. (LIQ)(NBGA) (a)                   5.00%      2/01/2026     $ 12,800
                                                                                    ----------
               PUERTO RICO (0.4%)

    2,100      Sales Tax Financing Corp. (LIQ) (a)          3.77       8/01/2057        2,100
                                                                                    ----------
               Total Variable-Rate Demand Notes (cost: $14,900)                        14,900
                                                                                    ----------


               TOTAL INVESTMENTS (COST: $531,318)                                 $   537,177
                                                                                    ==========

  N O T E S
=======================---------------------------------------------------------
                            to Portfolio of INVESTMENTS


USAA VIRGINIA BOND FUND
DECEMBER 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include

6

  N O T E S
=======================---------------------------------------------------------
                            to Portfolio of INVESTMENTS
                            (continued)


USAA VIRGINIA BOND FUND
DECEMBER 31, 2007 (UNAUDITED)

fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of December 31, 2007.

C. As of December 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2007, were $15,117,000 and $9,258,000, respectively, resulting in net unrealized appreciation of $5,859,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $544,055,000 at December 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/28/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/28/2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    02/28/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.